Stock-Based Compensation (Tables)	9 Months Ended	12 Months Ended
	Sep. 30, 2016	Dec. 31, 2015
Unrecognized Compensation Expense is Expected to be Recognized	At December 31, 2015 the Company had unrecognized compensation expense that is expected to be recognized as follows:

Year ending December 31,
2016	$723
2017	544
2018	442
2019	140

$1,849

2012 Equity Incentive Plan
Summary of Restricted Stock Activity

The following table summarizes restricted stock activity under the 2012 Plan from January 1, 2016 through September 30, 2016:

	Number of Units	Weighted Average
Unvested, December 31, 2015	289,557	$8.02
Granted	160,600	3.85
Vested	(90,090)	(8.01)
Forfeitures	(9,900)	(6.00)

Unvested, September 30, 2016	350,167	$6.87

The following table summarizes restricted stock activity under the Plan from January 1, 2014 through December 31, 2015:

	Number of Shares	Weighted Average
January 1, 2014	53,240	$2.16
Granted	338,800	8.06
Vested	(21,560)	(3.0)
Forfeiture	(220)	(2.25)

Unvested, December 31, 2014	370,260	$7.89
Granted	44,000	8.06
Vested	(98,560)	(7.61)
Forfeiture	(26,400)	(7.75)

Unvested, December 31, 2015	289,300	$8.02